Revenue - Disclosure of revenue (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,504,328	$ 1,234,450	$ 721,519
Digitization [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,034,257	819,604	354,620
Less-Lethal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	465,082	411,758	330,658
Training and services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,028	0	34,590
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,961	3,088	1,651
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155,103	42,780	389,210
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,349,225	743,200	332,309
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	448,470	0
Products and services transferred over time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,035,285	819,604	389,210
Products transferred at a point in time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 469,043	$ 414,846	$ 332,309